Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
202405736	XXX	Sold	1	1	1	1	Verified housing payment history - Credit report (pg.162) in file reflects XXX months of satisfactory mortgage history paid XXX
; Verified reserves - Borrowers have XXX months of verified reserves remaining after closing based on cash out proceeds from subject transaction per final CD (pg. 21) which is allowed per guidelines and where guidelines required XXX months reserves. ;	XXX Income Documentation is Insufficient - Required DSCR Income Calculation worksheet or the amount to be listed on the 1008 per Guidelines pg.15/45; Worksheet not in file and not noted on 1008 pg.148 - XXX - Received complete 1008 with DSCR calculation.

XXX Missing Sufficient Evidence of Insurance - Per HOI Declarations page in file (pg. 286), the insured reflects the same address as the residence.  Subject loan is a cash-out Investment, thus the borrower's insured address should be their primary residence XXX), not the subject address. Also, XXX plan type generally represents an owner occupied residence. Loan approved under XXX that is only allowed for Investor owned. VOM in file (pg. 167) also reflects borrower mailing address as that of the subject address and borrower's primary residence.   - XXX - Rec'd updated HOI. Updated HOI, VOR and XXX in file support property is non-owner occupied.

XXX Underwriting Loan Approval is Deficient - Missing loan approval (1008) XXX and DSCR ratio calculated by Lender. 1008 in file (pg. 148) does not reflect comments or evidence of how Lender approved loan nor their DSCR calculation. Review utilized XXX DSCR XXX guideline. Lender is required to provide XXX and DSCR ratio.    - XXX - Received complete 1008.

XXX Missing Initial 1003 Application - Initial 1003 Application not in file. Application Date XXX per Loan Detail Report pg.1.  - Cleared out of scope foXXX

202405737	XXX	Sold	2	1	1	2				Verified housing payment history - Credit report (pg. 325/345) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg.459-530).;	APPR XXX Missing Third Party Appraisal Review - Missing CDA/ARR as required by XXX guidelines., Client Comment: Investor Acknowledged Exception based on XXX SSR score of XXX and XXX SSR score of XXX